Note 21 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2025		2024

Income tax expense applying a statutory rate of 15% (2024 - 15%)	$45,706	15.0%	$46,667	15.0%
Canadian provincial income taxes	(6,811)	(2.2)	(2,650)	(0.9)
Foreign tax effects
United States
Tax rate differential	12,406	4.1	9,378	3.0
State and local income tax, net of federal income tax effect	11,053	3.6	9,474	3.0
Changes in valuation allowance	418	0.1	-	-
Tax effect of flow through entities	(5,359)	(1.8)	(5,582)	(1.8)
Other	3,030	1.0	634	0.2
United Kingdom
Tax rate differential	4,191	1.4	7,281	2.3
Acquisition related contingent consideration	(4,353)	(1.4)	(12,406)	(4.0)
Other	(545)	(0.2)	1,568	0.5
Australia
Tax rate differential	6,144	2.0	6,317	2.0
Other	118	-	403	0.1
Italy
Tax rate differential	1,762	0.6	1,079	0.3
State, local income tax and other	1,942	0.6	1,365	0.4
Other foreign jurisdictions
Tax rate differential	990	0.3	933	0.3
State, local income tax and other	3,340	1.2	4,057	1.7
Withholding taxes	1,878	0.6	1,480	0.5
Changes in valuation allowance	2,655	0.9	4,493	1.4
Changes in valuation allowances	1,251	0.4	121	-
Loss on disposal of operations	(1,977)	(0.6)	75	-
Nontaxable or nondeductible items	1,791	0.6	1,861	0.6
Changes in unrecognized tax benefits	718	0.2	(1,842)	(0.6)
Other adjustments	(194)	(0.1)	(529)	(0.2)

Income tax expense	$80,154	26.3%	$74,177	23.8%

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2025	2024
Canada	$(57,594)	$(34,547)
United States	229,980	186,787
Foreign	132,321	158,873
Total	$304,707	$311,113
		Year ended December 31,
		2025	2024
Current
Canada	Federal	$4,566	$2,975
	Provincial	3,274	2,068
United States		42,738	53,572
Foreign		45,622	46,107
		96,200	104,722
Deferred
Canada	Federal	(12,769)	(7,267)
	Provincial	(9,646)	(5,527)
United States		14,277	(11,319)
Foreign		(7,908)	(6,432)
		(16,046)	(30,545)
Total		$80,154	$74,177

Schedule of Income Taxes Paid [Table Text Block]

Canada
	Federal	$7,974	$2,084
	Ontario	2,940	464
	Other provinces	3,014	1,039
Foreign
	United States	49,957	28,200
	Australia	14,638	10,604
	United Kingdom	9,762	4,933
	Italy	5,800	5,307
	India	2,807	4,446
	Japan	1,951	3,017
	New Zealand	1,046	2,454
	Mexico	603	2,526
	France	(33)	(2,987)
	Other jurisdictions	10,404	8,258
Total		$110,863	$70,345

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As at December 31,
	2025	2024

Loss carryforwards and other credits	$51,587	$34,366
Interest expense carryforward	31,037	23,995
Expenses not currently deductible	64,820	58,664
Revenue not currently taxable	(1,640)	(850)
Stock-based compensation	24,366	16,260
Investments	(33,072)	(14,648)
Provision for doubtful accounts	12,822	11,963
Financing fees	(158)	(149)
Net unrealized foreign exchange losses	(283)	1,252
Depreciation and amortization	(132,969)	(120,563)
Operating leases	14,150	14,685
Less: valuation allowance	(27,799)	(24,176)
Net deferred tax assets	$2,861	$799

Summary of Operating Loss Carryforwards [Table Text Block]
	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2025	2024	2025	2024	2025	2024

Canada	$26,143	$14,550	$335	$168	$25,808	$14,382
United States	46,504	17,515	-	932	46,504	16,583
Foreign	98,752	93,654	72,243	66,777	26,509	26,877
	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2025	2024	2025	2024	2025	2024

Canada	$10,876	$1,620	$6,933	$1,620	$3,943	$-
United States	2,271	-	2,271	-	-	-
Foreign	5,948	5,516	5,948	5,516	-	-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2025	2024
Balance, January 1	$1,608	$3,523
Gross increases for tax positions of current period	784	331
Gross increases for tax positions of prior periods	442	14
Reduction for settlements with taxing authorities	(508)	(950)
Reduction for lapses in applicable statutes of limitations	-	(1,237)
Foreign currency translation	7	(73)
Balance, December 31	$2,333	$1,608